Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Nov. 14, 2022	Jul. 08, 2022	Jan. 11, 2021	Dec. 31, 2022	Feb. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 30, 2022	Jun. 17, 2022	Feb. 12, 2021
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)				24,661,470		24,661,470	23,850,128
Shares of public offering (in Shares)			3,659,735		3,258,438
Public offering price, par value (in Dollars per share)			$ 2.3		$ 2.6				$ 4.16
Purchase additional rate			15.00%
Total gross proceeds			$ 9,680,000		$ 9,700,000
Purchase percentage					15.00%
Additional purchase amount					$ 488,765,000
Number of authorized shares (in Shares)				200,000,000		200,000,000	50,000,000
Post-split ordinary shares (in Shares)	15
Options to employee other services						$ 624,000	$ 1,049,000	$ 191,000
Expenses							$ 79	$ 1,107,000
Dividends aggregated amount				$ 1,582,000
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)			73,194,700
Warrants A [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)											1,000,000,000
Warrants C [Member]
Equity (Details) [Line Items]
Warrants issued on shares (in Shares)			548,960
Underwriting Agreement Aegis Capital Corp [Member]
Equity (Details) [Line Items]
Description of agreement		Split, the Company effected a change in the American Depositary Share (“ADS”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no-par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares.
Bottom of range [member]
Equity (Details) [Line Items]
Number of authorized shares (in Shares)										50,000,000
Depositary share (in Shares)				1		1
Top of range [member]
Equity (Details) [Line Items]
Temporary authorized number of shares value										$ 200,000,000
Depositary share (in Shares)				15		15